Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	11,209	$ 1,373,439
Curtiss-Wright Corp.	6,547	761,743
HEICO Corp.	6,668	882,843
Hexcel Corp.	12,890	625,036
Mercury Systems, Inc.(1)	6,654	585,951
Teledyne Technologies, Inc.(1)	6,574	2,576,877
		$ 6,805,889
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	18,195	$1,707,965
Expeditors International of Washington, Inc.	19,232	1,829,155
FedEx Corp.	30,422	7,898,160
United Parcel Service, Inc., Class B	88,514	14,905,757
XPO Logistics, Inc.(1)	11,163	1,330,630
		$27,671,667
Airlines — 0.3%
Alaska Air Group, Inc.	13,638	$709,176
American Airlines Group, Inc.(2)	65,993	1,040,710
Delta Air Lines, Inc.	83,301	3,349,533
JetBlue Airways Corp.(1)	34,796	505,934
Southwest Airlines Co.	76,130	3,548,419
		$9,153,772
Auto Components — 0.2%
Aptiv PLC	33,512	$4,366,278
Autoliv, Inc.	10,909	1,004,719
BorgWarner, Inc.	34,215	1,322,068
Gentex Corp.	28,406	963,816
Lear Corp.	6,901	1,097,466
		$8,754,347
Automobiles — 1.9%
Ford Motor Co.	491,733	$4,322,333
Harley-Davidson, Inc.	17,804	653,407
Tesla, Inc.(1)	87,311	61,612,753
Thor Industries, Inc.(2)	6,696	622,661
		$67,211,154
Banks — 4.6%
Bank of America Corp.	975,986	$29,582,136
Bank OZK	12,949	404,915
BOK Financial Corp.	2,833	194,004
Citigroup, Inc.	265,360	16,362,098
Security	Shares	Value
Banks (continued)
Citizens Financial Group, Inc.	61,459	$ 2,197,774
Comerica, Inc.	21,819	1,218,809
Commerce Bancshares, Inc.	12,970	852,129
Community Bank System, Inc.	6,817	424,767
Cullen/Frost Bankers, Inc.	6,637	578,946
East West Bancorp, Inc.	19,690	998,480
Fifth Third Bancorp	86,816	2,393,517
First Citizens Bancshares, Inc., Class A	592	339,968
First Financial Bankshares, Inc.	16,059	580,934
First Horizon Corp.	80,133	1,022,497
First Republic Bank	23,554	3,460,789
Glacier Bancorp, Inc.	10,837	498,610
Huntington Bancshares, Inc.	126,353	1,595,838
JPMorgan Chase & Co.	354,771	45,080,751
KeyCorp	139,627	2,291,279
M&T Bank Corp.	15,485	1,971,241
People's United Financial, Inc.	46,049	595,414
Pinnacle Financial Partners, Inc.	9,033	581,725
PNC Financial Services Group, Inc. (The)	53,933	8,036,017
Popular, Inc.	8,844	498,094
Prosperity Bancshares, Inc.	12,231	848,342
Regions Financial Corp.	122,502	1,974,732
Signature Bank	6,075	821,887
SVB Financial Group(1)	6,306	2,445,656
Synovus Financial Corp.	16,695	540,417
TCF Financial Corp.	17,994	666,138
Truist Financial Corp.	171,564	8,223,063
U.S. Bancorp	191,933	8,942,158
United Bankshares, Inc.	13,383	433,609
Valley National Bancorp	46,832	456,612
Wells Fargo & Co.	526,975	15,904,106
Western Alliance Bancorp	10,724	642,904
Zions Bancorp NA	19,371	841,476
		$164,501,832
Beverages — 1.6%
Coca-Cola Co. (The)	496,472	$27,226,524
Keurig Dr Pepper, Inc.	92,121	2,947,872
PepsiCo, Inc.	177,272	26,289,438
		$56,463,834
Biotechnology — 3.2%
AbbVie, Inc.	232,392	$24,900,803
ACADIA Pharmaceuticals, Inc.(1)	16,716	893,637
Acceleron Pharma, Inc.(1)	8,662	1,108,216
Agios Pharmaceuticals, Inc.(1)	7,866	340,834

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Alexion Pharmaceuticals, Inc.(1)	28,878	$ 4,511,899
Allakos, Inc.(1)(2)	3,214	449,960
Allogene Therapeutics, Inc.(1)	6,714	169,461
Alnylam Pharmaceuticals, Inc.(1)	14,458	1,879,106
Amgen, Inc.	78,584	18,068,033
Amicus Therapeutics, Inc.(1)	29,607	683,626
Arena Pharmaceuticals, Inc.(1)	9,963	765,457
Arrowhead Pharmaceuticals, Inc.(1)	11,948	916,770
Biogen, Inc.(1)	20,345	4,981,677
Biohaven Pharmaceutical Holding Co., Ltd.(1)	5,459	467,891
BioMarin Pharmaceutical, Inc.(1)	24,584	2,155,771
Bluebird Bio, Inc.(1)	10,675	461,907
Blueprint Medicines Corp.(1)	6,519	731,106
Bridgebio Pharma, Inc.(1)(2)	9,400	668,434
ChemoCentryx, Inc.(1)	5,658	350,343
Deciphera Pharmaceuticals, Inc.(1)	8,257	471,227
Denali Therapeutics, Inc.(1)	9,287	777,879
Emergent BioSolutions, Inc.(1)	5,720	512,512
Exact Sciences Corp.(1)(2)	22,526	2,984,470
Exelixis, Inc.(1)	39,788	798,545
FibroGen, Inc.(1)(2)	12,639	468,781
Gilead Sciences, Inc.	165,917	9,666,324
Global Blood Therapeutics, Inc.(1)	7,030	304,469
Halozyme Therapeutics, Inc.(1)(2)	16,349	698,266
Incyte Corp.(1)	25,217	2,193,375
Ionis Pharmaceuticals, Inc.(1)	19,122	1,081,158
Iovance Biotherapeutics, Inc.(1)	21,286	987,670
Mirati Therapeutics, Inc.(1)	6,331	1,390,541
Moderna, Inc.(1)	43,133	4,506,104
Natera, Inc.(1)	9,134	909,016
Neurocrine Biosciences, Inc.(1)	11,723	1,123,650
PTC Therapeutics, Inc.(1)	7,817	477,072
Regeneron Pharmaceuticals, Inc.(1)	13,510	6,526,816
Sarepta Therapeutics, Inc.(1)	10,726	1,828,676
Seagen, Inc.(1)	17,286	3,027,470
Ultragenyx Pharmaceutical, Inc.(1)	7,569	1,047,777
United Therapeutics Corp.(1)	5,771	875,980
Vertex Pharmaceuticals, Inc.(1)	34,402	8,130,569
Vir Biotechnology, Inc.(1)(2)	5,071	135,801
		$115,429,079
Building Products — 0.7%
AAON, Inc.	6,418	$427,631
Advanced Drainage Systems, Inc.	8,462	707,254
Allegion PLC	14,742	1,715,674
Armstrong World Industries, Inc.	4,063	302,247
Carrier Global Corp.	92,118	3,474,691
Security	Shares	Value
Building Products (continued)
Fortune Brands Home & Security, Inc.	13,324	$ 1,142,133
Johnson Controls International PLC	126,400	5,888,976
Masco Corp.	31,627	1,737,271
Owens Corning	31,552	2,390,380
Trane Technologies PLC	40,609	5,894,802
Trex Co., Inc.(1)	11,030	923,432
UFP Industries, Inc.	5,762	320,079
		$ 24,924,570
Capital Markets — 3.6%
Affiliated Managers Group, Inc.	5,309	$539,925
Ameriprise Financial, Inc.	15,004	2,915,727
Ares Management Corp., Class A	14,107	663,734
Bank of New York Mellon Corp. (The)	112,825	4,788,293
BlackRock, Inc.	18,202	13,133,471
Blackstone Group, Inc. (The), Class A	85,487	5,540,412
Cboe Global Markets, Inc.	12,592	1,172,567
Charles Schwab Corp. (The)	182,959	9,704,145
CME Group, Inc.	45,232	8,234,486
Cohen & Steers, Inc.	2,842	211,161
FactSet Research Systems, Inc.	4,360	1,449,700
Franklin Resources, Inc.	33,300	832,167
Goldman Sachs Group, Inc. (The)	42,312	11,158,098
Hamilton Lane, Inc., Class A	2,912	227,282
Houlihan Lokey, Inc.	5,313	357,193
Interactive Brokers Group, Inc., Class A	8,582	522,815
Intercontinental Exchange, Inc.	73,072	8,424,471
Invesco, Ltd.	61,413	1,070,429
KKR & Co., Inc.	67,430	2,730,241
Lazard, Ltd., Class A	13,096	553,961
LPL Financial Holdings, Inc.	10,767	1,122,137
MarketAxess Holdings, Inc.	4,524	2,581,213
Moody's Corp.	20,184	5,858,204
Morgan Stanley	183,875	12,600,954
Morningstar, Inc.	2,333	540,253
MSCI, Inc.	9,881	4,412,163
Nasdaq, Inc.	13,780	1,829,157
Northern Trust Corp.	24,976	2,326,265
Owl Rock Capital Corp.	44,615	564,826
Raymond James Financial, Inc.	16,236	1,553,298
S&P Global, Inc.	30,596	10,057,823
SEI Investments Co.	14,768	848,717
State Street Corp.	46,341	3,372,698
Stifel Financial Corp.	17,068	861,251
T. Rowe Price Group, Inc.	30,108	4,558,050

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Virtu Financial, Inc., Class A	16,534	$ 416,161
		$ 127,733,448
Chemicals — 1.4%
Air Products & Chemicals, Inc.	37,791	$ 10,325,257
Ashland Global Holdings, Inc.	9,807	776,714
Axalta Coating Systems, Ltd.(1)	34,588	987,487
Celanese Corp.	21,197	2,754,338
Eastman Chemical Co.	25,231	2,530,165
Ecolab, Inc.	43,234	9,354,108
FMC Corp.	23,264	2,673,732
Huntsman Corp.	34,182	859,336
International Flavors & Fragrances, Inc.(2)	20,201	2,198,677
Mosaic Co. (The)	56,316	1,295,831
PPG Industries, Inc.	40,185	5,795,481
Quaker Chemical Corp.(2)	2,087	528,825
Sherwin-Williams Co. (The)	14,098	10,360,761
WR Grace & Co.	8,648	474,083
		$50,914,795
Commercial Services & Supplies — 0.7%
ADT, Inc.	16,799	$131,872
Cintas Corp.	9,705	3,430,329
Copart, Inc.(1)	23,269	2,960,980
IAA, Inc.(1)	15,744	1,023,045
MSA Safety, Inc.	5,497	821,197
Republic Services, Inc.	47,377	4,562,405
Tetra Tech, Inc.	11,312	1,309,704
UniFirst Corp.	1,093	231,377
Waste Management, Inc.	87,129	10,275,123
		$24,746,032
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	7,001	$2,034,281
Ciena Corp.(1)	16,442	868,960
Cisco Systems, Inc.	500,784	22,410,084
F5 Networks, Inc.(1)	8,244	1,450,449
Juniper Networks, Inc.	34,949	786,702
Lumentum Holdings, Inc.(1)	9,562	906,478
Motorola Solutions, Inc.	20,206	3,436,232
		$31,893,186
Construction & Engineering — 0.2%
AECOM(1)	33,272	$1,656,280
EMCOR Group, Inc.	13,949	1,275,776
MasTec, Inc.(1)	10,852	739,889
Security	Shares	Value
Construction & Engineering (continued)
Quanta Services, Inc.	30,376	$ 2,187,680
		$ 5,859,625
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	19,249	$ 5,466,139
Vulcan Materials Co.	40,491	6,005,220
		$ 11,471,359
Consumer Finance — 0.7%
Ally Financial, Inc.	49,711	$ 1,772,694
American Express Co.	83,327	10,075,068
Capital One Financial Corp.	57,824	5,715,902
Credit Acceptance Corp.(1)(2)	1,437	497,403
Discover Financial Services	37,809	3,422,849
FirstCash, Inc.	4,396	307,896
LendingTree, Inc.(1)(2)	2,108	577,149
OneMain Holdings, Inc.	8,601	414,224
Santander Consumer USA Holdings, Inc.	14,537	320,105
SLM Corp.	48,615	602,340
Synchrony Financial	78,050	2,709,116
		$26,414,746
Containers & Packaging — 0.5%
AptarGroup, Inc.	10,511	$1,438,851
Avery Dennison Corp.	13,331	2,067,771
Ball Corp.	55,797	5,199,164
Berry Global Group, Inc.(1)	22,530	1,265,961
Crown Holdings, Inc.(1)	24,441	2,448,988
Graphic Packaging Holding Co.	45,941	778,241
Packaging Corp. of America	17,357	2,393,704
Silgan Holdings, Inc.	11,724	434,726
Sonoco Products Co.	17,050	1,010,212
WestRock Co.	42,077	1,831,612
		$18,869,230
Distributors — 0.1%
Genuine Parts Co.	14,308	$1,436,952
LKQ Corp.(1)	37,177	1,310,118
Pool Corp.	4,776	1,779,060
		$4,526,130
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	8,169	$1,413,155
Chegg, Inc.(1)(2)	16,281	1,470,663
frontdoor, Inc.(1)	7,418	372,458
Grand Canyon Education, Inc.(1)	4,376	407,449

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services (continued)
H&R Block, Inc.	16,968	$ 269,113
Service Corp. International	18,074	887,433
Strategic Education, Inc.	2,310	220,212
Terminix Global Holdings, Inc.(1)	15,248	777,801
		$ 5,818,284
Diversified Financial Services — 0.1%
Cannae Holdings, Inc.(1)	8,871	$ 392,719
Equitable Holdings, Inc.	50,991	1,304,860
Jefferies Financial Group, Inc.	31,163	766,610
Voya Financial, Inc.	19,845	1,167,084
		$3,631,273
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	846,490	$24,345,052
Cogent Communications Holdings, Inc.	4,435	265,524
Iridium Communications, Inc.(1)	16,712	657,199
Lumen Technologies, Inc.	130,919	1,276,460
Verizon Communications, Inc.	493,854	29,013,923
		$55,558,158
Electric Utilities — 1.1%
Alliant Energy Corp.	58,722	$3,025,944
Avangrid, Inc.	12,302	559,126
Eversource Energy	79,125	6,845,104
Hawaiian Electric Industries, Inc.	22,356	791,179
NextEra Energy, Inc.	273,648	21,111,943
Portland General Electric Co.	18,704	799,970
Xcel Energy, Inc.	120,446	8,030,135
		$41,163,401
Electrical Equipment — 0.9%
Acuity Brands, Inc.	6,339	$767,590
AMETEK, Inc.	39,795	4,812,807
Eaton Corp. PLC	70,467	8,465,906
Emerson Electric Co.	104,528	8,400,915
Generac Holdings, Inc.(1)	10,022	2,279,103
Hubbell, Inc.	8,534	1,338,046
nVent Electric PLC	26,394	614,716
Regal Beloit Corp.	6,137	753,685
Rockwell Automation, Inc.	19,801	4,966,289
Sensata Technologies Holding PLC(1)	24,614	1,298,142
Vertiv Holdings Co.	26,740	499,236
		$34,196,435
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	50,258	$ 6,572,239
Arrow Electronics, Inc.(1)	6,901	671,467
Avnet, Inc.	7,362	258,480
Coherent, Inc.(1)	3,615	542,322
Corning, Inc.	86,804	3,124,944
Dolby Laboratories, Inc., Class A	6,538	635,036
II-VI, Inc.(1)(2)	18,839	1,431,010
IPG Photonics Corp.(1)	3,804	851,297
Jabil, Inc.	15,935	677,716
Keysight Technologies, Inc.(1)	32,343	4,272,187
Littelfuse, Inc.	4,405	1,121,777
National Instruments Corp.	12,111	532,157
Novanta, Inc.(1)	4,758	562,491
SYNNEX Corp.	3,656	297,745
Trimble, Inc.(1)	45,227	3,019,807
Zebra Technologies Corp., Class A(1)	5,969	2,294,066
		$26,864,741
Energy Equipment & Services — 0.1%
Baker Hughes Co.	194,771	$4,060,975
		$4,060,975
Entertainment — 2.6%
Activision Blizzard, Inc.	89,592	$8,318,617
Electronic Arts, Inc.	35,479	5,094,784
Liberty Formula One Group, Series C(1)	21,616	920,842
Live Nation Entertainment, Inc.(1)	16,583	1,218,519
Madison Square Garden Sports Corp., Class A(1)	1,503	276,702
Netflix, Inc.(1)	52,051	28,145,537
Roku, Inc.(1)	11,798	3,917,172
Take-Two Interactive Software, Inc.(1)	13,148	2,732,023
Walt Disney Co. (The)(1)	220,968	40,034,982
Zynga, Inc., Class A(1)	124,302	1,226,861
		$91,886,039
Food & Staples Retailing — 1.6%
BJ's Wholesale Club Holdings, Inc.(1)	16,609	$619,184
Casey's General Stores, Inc.	6,806	1,215,688
Costco Wholesale Corp.	48,495	18,271,946
Grocery Outlet Holding Corp.(1)	9,769	383,433
Kroger Co. (The)	129,015	4,097,516
Performance Food Group Co.(1)	20,960	997,906
Sprouts Farmers Market, Inc.(1)	16,818	338,042
Sysco Corp.	83,720	6,217,047
US Foods Holding Corp.(1)	40,493	1,348,822

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food & Staples Retailing (continued)
Walmart, Inc.	158,068	$ 22,785,502
		$ 56,275,086
Food Products — 1.5%
Beyond Meat, Inc.(1)	8,509	$ 1,063,625
Bunge, Ltd.	24,601	1,613,334
Campbell Soup Co.	35,599	1,721,212
Conagra Brands, Inc.	77,340	2,804,348
Darling Ingredients, Inc.(1)	27,322	1,575,933
Flowers Foods, Inc.	25,976	587,837
Freshpet, Inc.(1)	7,572	1,075,148
General Mills, Inc.	99,681	5,861,243
Hain Celestial Group, Inc. (The)(1)	11,948	479,712
Hershey Co. (The)	23,816	3,627,891
Hormel Foods Corp.(2)	47,959	2,235,369
Ingredion, Inc.	9,167	721,168
JM Smucker Co. (The)	17,016	1,967,050
Kellogg Co.	39,865	2,480,799
Kraft Heinz Co. (The)	102,033	3,536,464
Lamb Weston Holdings, Inc.	23,552	1,854,484
Lancaster Colony Corp.	2,161	397,040
McCormick & Co., Inc.	40,741	3,894,840
Mondelez International, Inc., Class A	233,614	13,659,410
Post Holdings, Inc.(1)	8,789	887,777
TreeHouse Foods, Inc.(1)	9,824	417,422
		$52,462,106
Gas Utilities — 0.1%
New Jersey Resources Corp.	23,287	$827,853
ONE Gas, Inc.	10,327	792,804
Southwest Gas Holdings, Inc.	13,014	790,600
Spire, Inc.	10,941	700,662
UGI Corp.	43,242	1,511,740
		$4,623,659
Health Care Equipment & Supplies — 4.9%
Abbott Laboratories	230,069	$25,190,255
ABIOMED, Inc.(1)	5,487	1,778,885
Align Technology, Inc.(1)	9,613	5,136,995
Baxter International, Inc.	67,501	5,416,280
Becton, Dickinson and Co.	38,333	9,591,683
Boston Scientific Corp.(1)	189,154	6,800,086
Cooper Cos., Inc. (The)	7,027	2,553,050
Danaher Corp.	85,466	18,985,417
DENTSPLY SIRONA, Inc.	28,492	1,491,841
DexCom, Inc.(1)	12,542	4,637,028
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(1)	81,836	$ 7,465,898
Envista Holdings Corp.(1)	20,385	687,586
Globus Medical, Inc., Class A(1)	11,694	762,683
Haemonetics Corp.(1)	6,660	790,875
Hill-Rom Holdings, Inc.	8,666	849,008
Hologic, Inc.(1)	33,655	2,451,094
ICU Medical, Inc.(1)	2,496	535,367
IDEXX Laboratories, Inc.(1)	11,175	5,586,047
Insulet Corp.(1)	8,212	2,099,234
Integra LifeSciences Holdings Corp.(1)	9,182	596,096
Intuitive Surgical, Inc.(1)	15,430	12,623,283
iRhythm Technologies, Inc.(1)	3,446	817,426
Masimo Corp.(1)	6,809	1,827,399
Medtronic PLC	181,307	21,238,302
Neogen Corp.(1)	6,900	547,170
Nevro Corp.(1)	4,188	724,943
Novocure, Ltd.(1)	11,634	2,013,147
NuVasive, Inc.(1)	5,646	318,039
Penumbra, Inc.(1)	4,764	833,700
Quidel Corp.(1)	4,768	856,571
ResMed, Inc.	19,011	4,040,978
STERIS PLC	12,613	2,390,668
Stryker Corp.	46,065	11,287,768
Tandem Diabetes Care, Inc.(1)	8,579	820,839
Teleflex, Inc.	6,513	2,680,555
Varian Medical Systems, Inc.(1)	12,235	2,141,247
West Pharmaceutical Services, Inc.	9,918	2,809,869
Zimmer Biomet Holdings, Inc.	27,430	4,226,689
		$175,604,001
Health Care Providers & Services — 1.5%
Amedisys, Inc.(1)	3,963	$1,162,467
Anthem, Inc.	32,761	10,519,229
Centene Corp.(1)	74,971	4,500,509
Chemed Corp.	2,008	1,069,481
CVS Health Corp.	172,916	11,810,163
DaVita, Inc.(1)	10,074	1,182,688
Encompass Health Corp.	12,962	1,071,828
Guardant Health, Inc.(1)	11,425	1,472,454
HCA Healthcare, Inc.	34,993	5,754,949
HealthEquity, Inc.(1)	7,056	491,874
Henry Schein, Inc.(1)	17,184	1,148,922
Humana, Inc.	17,489	7,175,212
Laboratory Corp. of America Holdings(1)	13,573	2,762,784
LHC Group, Inc.(1)	4,578	976,579
Molina Healthcare, Inc.(1)	7,980	1,697,186
Premier, Inc., Class A	19,402	681,010

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	18,791	$ 2,239,323
		$ 55,716,658
Health Care Technology — 0.3%
Cerner Corp.	36,706	$ 2,880,687
HMS Holdings Corp.(1)	9,502	349,198
Inovalon Holdings, Inc., Class A(1)	9,911	180,083
Omnicell, Inc.(1)	6,616	794,052
Teladoc Health, Inc.(1)(2)	16,562	3,311,738
Veeva Systems, Inc., Class A(1)	16,188	4,407,183
		$11,922,941
Hotels, Restaurants & Leisure — 1.5%
Aramark	39,001	$1,500,758
Chipotle Mexican Grill, Inc.(1)	4,514	6,259,609
Choice Hotels International, Inc.	3,028	323,178
Darden Restaurants, Inc.	21,671	2,581,450
Domino's Pizza, Inc.	6,188	2,372,851
Hilton Worldwide Holdings, Inc.	34,044	3,787,735
Hyatt Hotels Corp., Class A	3,935	292,174
Marriott International, Inc., Class A	35,297	4,656,380
Marriott Vacations Worldwide Corp.	4,891	671,143
Planet Fitness, Inc., Class A(1)	12,440	965,717
Royal Caribbean Cruises, Ltd.	21,628	1,615,395
Starbucks Corp.	174,787	18,698,713
Texas Roadhouse, Inc.	9,287	725,872
Vail Resorts, Inc.	4,753	1,325,897
Wendy's Co. (The)	24,153	529,434
Wingstop, Inc.	4,247	562,940
Wyndham Destinations, Inc.	9,867	442,634
Wyndham Hotels & Resorts, Inc.	11,818	702,462
Yum! Brands, Inc.	48,799	5,297,619
		$53,311,961
Household Durables — 0.3%
Helen of Troy, Ltd.(1)	2,654	$589,692
KB Home	18,521	620,824
Leggett & Platt, Inc.	15,713	696,086
Mohawk Industries, Inc.(1)	7,595	1,070,515
Newell Brands, Inc.	43,520	923,930
NVR, Inc.(1)	810	3,304,687
Tempur Sealy International, Inc.(1)	17,844	481,788
TopBuild Corp.(1)	6,941	1,277,699
Whirlpool Corp.	7,454	1,345,372
		$10,310,593
Security	Shares	Value
Household Products — 1.6%
Church & Dwight Co., Inc.	28,465	$ 2,483,002
Clorox Co. (The)	13,397	2,705,122
Colgate-Palmolive Co.	95,819	8,193,483
Energizer Holdings, Inc.	4,550	191,919
Kimberly-Clark Corp.	37,543	5,061,923
Procter & Gamble Co. (The)	271,550	37,783,467
		$ 56,418,916
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	150,943	$3,547,161
Clearway Energy, Inc., Class C	22,211	709,197
Ormat Technologies, Inc.(2)	9,336	842,854
		$5,099,212
Industrial Conglomerates — 0.7%
3M Co.	89,059	$15,566,623
Carlisle Cos., Inc.	17,372	2,713,159
Roper Technologies, Inc.	18,194	7,843,251
		$26,123,033
Insurance — 1.9%
Aflac, Inc.	86,323	$3,838,784
Alleghany Corp.	1,855	1,119,845
Allstate Corp. (The)	38,632	4,246,816
American Financial Group, Inc.	8,829	773,597
American International Group, Inc.	107,263	4,060,977
Arch Capital Group, Ltd.(1)	50,663	1,827,414
Assurant, Inc.	6,877	936,785
Axis Capital Holdings, Ltd.	9,563	481,880
Brighthouse Financial, Inc.(1)	11,523	417,190
Brown & Brown, Inc.	29,378	1,392,811
eHealth, Inc.(1)	2,655	187,470
Enstar Group, Ltd.(1)	2,089	428,015
Erie Indemnity Co., Class A	3,679	903,562
Everest Re Group, Ltd.	6,034	1,412,499
First American Financial Corp.	13,081	675,372
Globe Life, Inc.	13,850	1,315,196
Hanover Insurance Group, Inc. (The)	4,418	516,553
Hartford Financial Services Group, Inc. (The)	45,586	2,232,802
Kemper Corp.	8,396	645,065
Kinsale Capital Group, Inc.	2,495	499,324
Lincoln National Corp.	22,048	1,109,235
Marsh & McLennan Cos., Inc.	63,310	7,407,270
MetLife, Inc.	98,239	4,612,321
Primerica, Inc.	5,736	768,222
Principal Financial Group, Inc.	35,277	1,750,092

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Progressive Corp. (The)	74,504	$ 7,366,956
Prudential Financial, Inc.	50,441	3,937,929
Reinsurance Group of America, Inc.	8,040	931,836
RenaissanceRe Holdings, Ltd.	7,066	1,171,684
RLI Corp.	4,743	493,983
Selective Insurance Group, Inc.	6,278	420,500
Travelers Cos., Inc. (The)	32,228	4,523,844
Unum Group	34,853	799,528
White Mountains Insurance Group, Ltd.	372	372,246
Willis Towers Watson PLC	15,931	3,356,343
		$66,933,946
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A(1)	63,743	$111,718,532
ANGI Homeservices, Inc., Class A(1)(2)	7,243	95,571
CarGurus, Inc.(1)	6,939	220,175
IAC/InterActiveCorp.(1)	9,610	1,819,654
Match Group, Inc.(1)	30,118	4,553,540
Snap, Inc., Class A(1)	109,063	5,460,784
Zillow Group, Inc., Class C(1)(2)	24,378	3,164,264
		$127,032,520
Internet & Direct Marketing Retail — 4.8%
Amazon.com, Inc.(1)	45,728	$148,932,895
Booking Holdings, Inc.(1)	4,847	10,795,578
Chewy, Inc., Class A(1)(2)	9,570	860,247
eBay, Inc.	74,921	3,764,780
Etsy, Inc.(1)	14,453	2,571,333
Expedia Group, Inc.	16,102	2,131,905
GrubHub, Inc.(1)	12,836	953,330
Qurate Retail, Inc., Series A	38,923	426,986
Stamps.com, Inc.(1)	1,726	338,624
Wayfair, Inc., Class A(1)(2)	6,988	1,577,960
		$172,353,638
IT Services — 6.4%
Accenture PLC, Class A	75,637	$19,757,141
Akamai Technologies, Inc.(1)	17,573	1,844,989
Amdocs, Ltd.	13,993	992,523
Automatic Data Processing, Inc.	51,871	9,139,670
Black Knight, Inc.(1)	17,780	1,570,863
Booz Allen Hamilton Holding Corp., Class A	16,080	1,401,854
Broadridge Financial Solutions, Inc.	13,474	2,064,217
Cognizant Technology Solutions Corp., Class A	61,567	5,045,416
Concentrix Corp.(1)	7,383	728,702
DXC Technology Co.	25,378	653,484
Security	Shares	Value
IT Services (continued)
EPAM Systems, Inc.(1)	6,333	$ 2,269,431
Fastly, Inc., Class A(1)(2)	10,547	921,491
Fidelity National Information Services, Inc.	72,561	10,264,479
Fiserv, Inc.(1)	66,504	7,572,145
Gartner, Inc.(1)	11,755	1,883,033
Genpact, Ltd.	18,763	776,038
GoDaddy, Inc., Class A(1)	21,133	1,752,982
International Business Machines Corp.	107,029	13,472,811
Jack Henry & Associates, Inc.	8,405	1,361,526
LiveRamp Holdings, Inc.(1)	9,598	702,478
ManTech International Corp. / VA, Class A	2,833	251,967
MasterCard, Inc., Class A	104,718	37,378,043
MAXIMUS, Inc.	5,957	435,993
MongoDB, Inc.(1)(2)	6,904	2,478,812
Okta, Inc.(1)	14,630	3,719,824
Paychex, Inc.	36,973	3,445,144
PayPal Holdings, Inc.(1)	137,908	32,298,054
Perspecta, Inc.	11,812	284,433
Science Applications International Corp.	8,747	827,816
Square, Inc., Class A(1)	45,460	9,893,914
Switch, Inc., Class A	16,333	267,371
Twilio, Inc., Class A(1)	16,527	5,594,390
VeriSign, Inc.(1)	12,369	2,676,652
Visa, Inc., Class A	198,476	43,412,655
WEX, Inc.(1)	6,147	1,251,099
		$228,391,440
Leisure Products — 0.2%
Brunswick Corp.	13,999	$1,067,284
Hasbro, Inc.	15,358	1,436,587
Mattel, Inc.(1)	49,315	860,547
Peloton Interactive, Inc., Class A(1)	27,798	4,217,512
YETI Holdings, Inc.(1)	7,600	520,372
		$8,102,302
Life Sciences Tools & Services — 1.7%
10X Genomics, Inc., Class A(1)	7,534	$1,066,814
Adaptive Biotechnologies Corp.(1)	8,561	506,212
Agilent Technologies, Inc.	40,333	4,779,057
Avantor, Inc.(1)	79,291	2,232,042
Bio-Rad Laboratories, Inc., Class A(1)	3,247	1,892,806
Bio-Techne Corp.	5,320	1,689,366
Bruker Corp.	11,873	642,685
Charles River Laboratories International, Inc.(1)	6,077	1,518,399
Illumina, Inc.(1)	19,269	7,129,530
IQVIA Holdings, Inc.(1)	25,130	4,502,542

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
Medpace Holdings, Inc.(1)	3,386	$ 471,331
Mettler-Toledo International, Inc.(1)	3,013	3,433,856
NeoGenomics, Inc.(1)(2)	13,463	724,848
PerkinElmer, Inc.	15,391	2,208,609
PRA Health Sciences, Inc.(1)	8,271	1,037,514
Repligen Corp.(1)	6,267	1,200,945
Syneos Health, Inc.(1)	9,820	669,037
Thermo Fisher Scientific, Inc.	52,168	24,298,811
Waters Corp.(1)	7,773	1,923,196
		$61,927,600
Machinery — 3.1%
AGCO Corp.	11,069	$1,141,103
Allison Transmission Holdings, Inc.	18,306	789,538
Caterpillar, Inc.	84,586	15,396,344
CNH Industrial NV(1)	187,604	2,408,835
Colfax Corp.(1)	13,893	531,268
Crane Co.	9,033	701,503
Cummins, Inc.	24,685	5,605,963
Deere & Co.	51,334	13,811,413
Donaldson Co., Inc.	24,605	1,374,927
Dover Corp.	25,434	3,211,042
Flowserve Corp.	20,010	737,369
Fortive Corp.	54,657	3,870,809
Gates Industrial Corp. PLC(1)	14,308	182,570
Graco, Inc.	31,329	2,266,653
IDEX Corp.	13,680	2,725,056
Illinois Tool Works, Inc.	54,021	11,013,801
Ingersoll Rand, Inc.(1)	65,141	2,967,824
ITT, Inc.	14,928	1,149,755
Lincoln Electric Holdings, Inc.	9,624	1,118,790
Middleby Corp.(1)	9,329	1,202,695
Nordson Corp.	9,728	1,954,842
Oshkosh Corp.	9,760	840,043
Otis Worldwide Corp.	74,704	5,046,255
PACCAR, Inc.	58,003	5,004,499
Parker-Hannifin Corp.	21,936	5,975,586
Pentair PLC	26,291	1,395,789
Proto Labs, Inc.(1)	3,982	610,839
RBC Bearings, Inc.(1)	4,101	734,243
Rexnord Corp.	18,974	749,283
Snap-on, Inc.	5,065	866,824
Stanley Black & Decker, Inc.	26,990	4,819,334
Timken Co. (The)	10,539	815,297
Toro Co. (The)	17,702	1,678,858
Watts Water Technologies, Inc., Class A	4,503	548,015
Westinghouse Air Brake Technologies Corp.	32,878	2,406,670
Security	Shares	Value
Machinery (continued)
Woodward, Inc.	11,468	$ 1,393,706
Xylem, Inc.	31,835	3,240,485
		$ 110,287,826
Media — 1.6%
Altice USA, Inc., Class A(1)	35,480	$ 1,343,628
Cable One, Inc.	597	1,329,949
Charter Communications, Inc., Class A(1)	16,450	10,882,497
Comcast Corp., Class A	540,713	28,333,361
Discovery, Inc., Class A(1)(2)	52,308	1,573,948
DISH Network Corp., Class A(1)	28,791	931,101
Interpublic Group of Cos., Inc. (The)	55,503	1,305,431
Liberty Broadband Corp., Class C(1)	26,559	4,206,149
New York Times Co. (The), Class A	15,762	815,999
Omnicom Group, Inc.	28,841	1,798,813
Sirius XM Holdings, Inc.(2)	149,868	954,659
ViacomCBS, Inc., Class B(2)	72,175	2,689,240
		$56,164,775
Metals & Mining — 0.3%
Nucor Corp.	91,063	$4,843,641
Reliance Steel & Aluminum Co.	20,060	2,402,185
Steel Dynamics, Inc.	63,524	2,342,130
		$9,587,956
Multiline Retail — 0.5%
Dollar General Corp.	27,515	$5,786,405
Kohl's Corp.	13,802	561,603
Ollie's Bargain Outlet Holdings, Inc.(1)(2)	4,038	330,187
Target Corp.	54,239	9,574,811
		$16,253,006
Multi-Utilities — 0.7%
Ameren Corp.	55,730	$4,350,284
CenterPoint Energy, Inc.	116,168	2,513,875
CMS Energy Corp.	64,789	3,952,777
Consolidated Edison, Inc.	73,773	5,331,575
Sempra Energy	64,363	8,200,490
		$24,349,001
Personal Products — 0.2%
BellRing Brands, Inc., Class A(1)	5,154	$125,294
Coty, Inc., Class A	22,406	157,290
Estee Lauder Cos., Inc. (The), Class A	24,577	6,542,151
		$6,824,735

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 3.0%
Axsome Therapeutics, Inc.(1)(2)	3,705	$ 301,846
Bristol-Myers Squibb Co.	305,175	18,930,005
Catalent, Inc.(1)	22,083	2,298,178
Elanco Animal Health, Inc.(1)	49,469	1,517,214
Eli Lilly & Co.	107,349	18,124,805
Horizon Therapeutics PLC(1)	29,233	2,138,394
Jazz Pharmaceuticals PLC(1)	7,177	1,184,564
Merck & Co., Inc.	325,251	26,605,532
Nektar Therapeutics(1)	22,289	378,913
Perrigo Co. PLC	17,537	784,255
Pfizer, Inc.	705,297	25,961,983
Reata Pharmaceuticals, Inc., Class A(1)(2)	3,423	423,151
Zoetis, Inc.	62,901	10,410,115
		$109,058,955
Professional Services — 0.6%
ASGN, Inc.(1)	5,496	$459,081
CoreLogic, Inc.	8,647	668,586
CoStar Group, Inc.(1)	5,004	4,625,097
Exponent, Inc.	5,782	520,554
FTI Consulting, Inc.(1)	3,738	417,609
IHS Markit, Ltd.	51,339	4,611,782
ManpowerGroup, Inc.	8,973	809,185
Nielsen Holdings PLC	52,842	1,102,813
Robert Half International, Inc.	11,371	710,460
TransUnion	24,347	2,415,709
TriNet Group, Inc.(1)	6,210	500,526
Verisk Analytics, Inc.	19,683	4,085,994
		$20,927,396
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	75,455	$4,732,537
Howard Hughes Corp. (The)(1)	8,389	662,144
Jones Lang LaSalle, Inc.(1)	10,724	1,591,120
Redfin Corp.(1)	24,268	1,665,513
		$8,651,314
Road & Rail — 0.9%
AMERCO	974	$442,157
J.B. Hunt Transport Services, Inc.	10,348	1,414,054
Kansas City Southern	10,928	2,230,733
Knight-Swift Transportation Holdings, Inc.	22,958	960,104
Landstar System, Inc.	4,999	673,165
Norfolk Southern Corp.	31,099	7,389,433
Old Dominion Freight Line, Inc.	12,562	2,451,851
Saia, Inc.(1)	3,021	546,197
Security	Shares	Value
Road & Rail (continued)
Schneider National, Inc., Class B	3,803	$ 78,722
Union Pacific Corp.	84,288	17,550,447
Werner Enterprises, Inc.	5,253	206,023
		$ 33,942,886
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc.(1)	136,699	$ 12,536,665
Analog Devices, Inc.	43,927	6,489,336
Applied Materials, Inc.	110,429	9,530,023
Broadcom, Inc.	47,268	20,696,294
Brooks Automation, Inc.	7,583	514,506
Cirrus Logic, Inc.(1)	6,111	502,324
CMC Materials, Inc.	3,217	486,732
Cree, Inc.(1)	13,043	1,381,254
Enphase Energy, Inc.(1)	12,248	2,149,157
Entegris, Inc.	17,369	1,669,161
First Solar, Inc.(1)	10,040	993,157
Inphi Corp.(1)	7,220	1,158,593
Intel Corp.	491,488	24,485,932
KLA Corp.	19,062	4,935,342
Lam Research Corp.	17,448	8,240,167
Lattice Semiconductor Corp.(1)	14,074	644,871
Marvell Technology Group, Ltd.	75,586	3,593,358
Maxim Integrated Products, Inc.	29,835	2,644,873
Microchip Technology, Inc.	31,277	4,319,666
Micron Technology, Inc.(1)	133,657	10,048,333
MKS Instruments, Inc.	9,340	1,405,203
Monolithic Power Systems, Inc.	4,699	1,720,915
NVIDIA Corp.	70,415	36,770,713
ON Semiconductor Corp.(1)	47,344	1,549,569
Power Integrations, Inc.	6,062	496,235
Qorvo, Inc.(1)	13,466	2,238,992
Semtech Corp.(1)	6,769	487,977
Silicon Laboratories, Inc.(1)	4,605	586,401
Skyworks Solutions, Inc.	19,074	2,916,033
SolarEdge Technologies, Inc.(1)	5,798	1,850,258
Teradyne, Inc.	29,411	3,526,085
Texas Instruments, Inc.	109,836	18,027,383
Universal Display Corp.	4,538	1,042,832
Xilinx, Inc.	30,048	4,259,905
		$193,898,245
Software — 10.5%
ACI Worldwide, Inc.(1)	9,740	$374,308
Adobe, Inc.(1)	57,040	28,526,845
Altair Engineering, Inc., Class A(1)	4,845	281,882

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Alteryx, Inc., Class A(1)(2)	5,174	$ 630,141
Anaplan, Inc.(1)	15,364	1,103,903
ANSYS, Inc.(1)	9,847	3,582,339
Appfolio, Inc., Class A(1)	1,712	308,229
Appian Corp.(1)(2)	3,636	589,359
Aspen Technology, Inc.(1)	6,886	896,902
Autodesk, Inc.(1)	25,610	7,819,757
Avalara, Inc.(1)	9,569	1,577,832
Blackbaud, Inc.	4,162	239,565
Blackline, Inc.(1)	6,869	916,187
Box, Inc., Class A(1)	15,650	282,483
Cadence Design Systems, Inc.(1)	32,921	4,491,412
CDK Global, Inc.	12,284	636,680
Ceridian HCM Holding, Inc.(1)	17,198	1,832,619
Citrix Systems, Inc.	15,015	1,953,452
Cloudera, Inc.(1)(2)	25,831	359,309
Coupa Software, Inc.(1)	8,114	2,749,916
CrowdStrike Holdings, Inc., Class A(1)	17,817	3,773,997
DocuSign, Inc.(1)	21,786	4,843,028
Dropbox, Inc., Class A(1)	37,922	841,489
Dynatrace, Inc.(1)	21,291	921,262
Elastic NV(1)	8,376	1,223,985
Envestnet, Inc.(1)	5,683	467,654
Everbridge, Inc.(1)	3,590	535,161
Fair Isaac Corp.(1)	3,291	1,681,833
Five9, Inc.(1)	8,046	1,403,222
Fortinet, Inc.(1)	15,780	2,343,803
Guidewire Software, Inc.(1)	9,360	1,204,913
HubSpot, Inc.(1)	5,624	2,229,579
Intuit, Inc.	30,479	11,577,448
j2 Global, Inc.(1)	4,847	473,503
Manhattan Associates, Inc.(1)	6,744	709,334
Medallia, Inc.(1)(2)	7,506	249,349
Microsoft Corp.	790,820	175,894,184
New Relic, Inc.(1)	5,313	347,470
NortonLifeLock, Inc.	65,636	1,363,916
Nuance Communications, Inc.(1)	29,869	1,316,924
Nutanix, Inc., Class A(1)	27,917	889,715
Oracle Corp.	219,838	14,221,320
Palo Alto Networks, Inc.(1)	11,544	4,102,622
Paycom Software, Inc.(1)	5,913	2,674,154
Paylocity Holding Corp.(1)	5,269	1,084,940
Pegasystems, Inc.	3,895	519,048
Pluralsight, Inc., Class A(1)	7,011	146,951
Proofpoint, Inc.(1)	5,718	779,992
PTC, Inc.(1)	12,017	1,437,353
Q2 Holdings, Inc.(1)	4,967	628,475
Security	Shares	Value
Software (continued)
Qualys, Inc.(1)	3,461	$ 421,792
RealPage, Inc.(1)	9,554	833,491
RingCentral, Inc., Class A(1)	8,918	3,379,655
salesforce.com, inc.(1)	103,849	23,109,518
ServiceNow, Inc.(1)	23,214	12,777,682
Smartsheet, Inc., Class A(1)	15,781	1,093,466
Splunk, Inc.(1)	18,096	3,074,329
SS&C Technologies Holdings, Inc.	28,419	2,067,482
SVMK, Inc.(1)	9,077	231,917
Synopsys, Inc.(1)	18,647	4,834,048
Tenable Holdings, Inc.(1)	6,271	327,722
Trade Desk, Inc. (The), Class A(1)	5,054	4,048,254
Tyler Technologies, Inc.(1)	5,090	2,221,887
Verint Systems, Inc.(1)	7,164	481,278
VMware, Inc., Class A(1)(2)	9,531	1,336,818
Workday, Inc., Class A(1)	21,580	5,170,784
Zendesk, Inc.(1)	13,754	1,968,473
Zoom Video Communications, Inc., Class A(1)	23,094	7,790,068
Zscaler, Inc.(1)	8,368	1,671,173
		$375,879,581
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	8,266	$1,301,978
AutoNation, Inc.(1)	9,030	630,204
AutoZone, Inc.(1)	2,646	3,136,674
Best Buy Co., Inc.	24,374	2,432,282
Burlington Stores, Inc.(1)	7,215	1,887,083
CarMax, Inc.(1)	16,761	1,583,244
Dick's Sporting Goods, Inc.	7,829	440,068
Five Below, Inc.(1)	6,997	1,224,335
Floor & Decor Holdings, Inc., Class A(1)	12,454	1,156,354
Foot Locker, Inc.	9,575	387,213
Gap, Inc. (The)	16,734	337,859
Home Depot, Inc. (The)	117,975	31,336,520
L Brands, Inc.	29,800	1,108,262
Lithia Motors, Inc., Class A	3,411	998,297
Lowe's Cos., Inc.	79,332	12,733,579
O'Reilly Automotive, Inc.(1)	8,083	3,658,123
Penske Automotive Group, Inc.	4,680	277,945
RH(1)(2)	1,692	757,204
Ross Stores, Inc.	36,746	4,512,776
Tiffany & Co.	12,459	1,637,736
TJX Cos., Inc. (The)	131,886	9,006,495
Tractor Supply Co.	12,587	1,769,481
Ulta Beauty, Inc.(1)	5,684	1,632,217

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Williams-Sonoma, Inc.	7,909	$ 805,453
		$ 84,751,382
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	1,791,201	$ 237,674,461
Dell Technologies, Inc., Class C(1)	32,515	2,383,024
Hewlett Packard Enterprise Co.	143,591	1,701,553
HP, Inc.	169,952	4,179,120
NetApp, Inc.	29,320	1,942,157
Pure Storage, Inc., Class A(1)	33,965	767,949
Seagate Technology PLC	26,298	1,634,684
Western Digital Corp.	38,106	2,110,691
Xerox Holdings Corp.	19,442	450,860
		$252,844,499
Textiles, Apparel & Luxury Goods — 0.8%
Carter's, Inc.	4,605	$433,192
Columbia Sportswear Co.	2,163	189,003
Deckers Outdoor Corp.(1)	2,792	800,690
Hanesbrands, Inc.(2)	29,803	434,528
Levi Strauss & Co., Class A	7,415	148,893
lululemon Athletica, Inc.(1)	13,364	4,651,073
NIKE, Inc., Class B	107,608	15,223,304
PVH Corp.	9,809	920,967
Ralph Lauren Corp., Class A	4,242	440,065
Skechers USA, Inc., Class A(1)	10,572	379,958
Tapestry, Inc.	30,789	956,922
Under Armour, Inc., Class A(1)	30,460	522,998
VF Corp.	36,195	3,091,415
		$28,193,008
Thrifts & Mortgage Finance — 0.1%
Essent Group, Ltd.	16,779	$724,853
MGIC Investment Corp.	43,154	541,583
New York Community Bancorp, Inc.	60,991	643,455
Radian Group, Inc.	25,363	513,601
TFS Financial Corp.	9,601	169,265
		$2,592,757
Trading Companies & Distributors — 0.3%
Air Lease Corp.	16,387	$727,910
Fastenal Co.	63,259	3,088,937
MSC Industrial Direct Co., Inc., Class A	7,733	652,588
SiteOne Landscape Supply, Inc.(1)	4,030	639,279
United Rentals, Inc.(1)	12,892	2,989,784
Security	Shares	Value
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	5,372	$ 2,193,602
		$ 10,292,100
Water Utilities — 0.3%
American States Water Co.	7,646	$ 607,934
American Water Works Co., Inc.	39,886	6,121,304
Essential Utilities, Inc.	56,911	2,691,321
		$ 9,420,559
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	65,268	$8,801,390
United States Cellular Corp.(1)	3,730	114,473
		$8,915,863
Total Common Stocks (identified cost $2,257,774,432)		$3,581,969,457

Short-Term Investments — 0.6%
Other — 0.4%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(3)	13,959,275	$ 13,960,671
Total Other (identified cost $13,960,671)		$ 13,960,671
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(4)	9,971,635	$ 9,971,635
Total Securities Lending Collateral (identified cost $9,971,635)		$ 9,971,635
Total Short-Term Investments (identified cost $23,932,306)		$ 23,932,306
Total Investments — 100.4% (identified cost $2,281,706,738)		$3,605,901,763
Other Assets, Less Liabilities — (0.4)%		$ (15,857,136)
Net Assets — 100.0%		$3,590,044,627

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $37,773,873 and the total market value of the collateral received by the Fund was $39,075,342, comprised of cash of $9,971,635 and U.S. government and/or agencies securities of $29,103,707.
(3)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(4)	Represents investment of cash collateral received in connection with securities lending.

At December 31, 2020, the value of the Fund’s investment in affiliated funds was $13,960,671, which represents 0.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$16,901,268	$157,411,995	$(160,352,592)	$(848)	$848	$13,960,671	$4,345	13,959,275
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,581,969,457(1)	$—	$—	$3,581,969,457
Short-Term Investments:
Other	—	13,960,671	—	13,960,671
Securities Lending Collateral	9,971,635	—	—	9,971,635
Total Investments	$3,591,941,092	$13,960,671	$ —	$3,605,901,763

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.